Share capital and warrants	12 Months Ended
Dec. 31, 2023
Share capital and warrants
Share capital and warrants
20.	Share Capital and Warrants

Shares

Authorized: unlimited number of common shares, without par value

Issued and fully paid: 84,102,240 common shares

The common shares outstanding presented for the periods prior to May 4, 2022 have been adjusted to reflect the effect of the 3:1 share consolidation. Common shares, warrants and per share amounts have been adjusted for the 3:1 share consolidation, unless otherwise noted.

Employee Share Purchase Plan

The Company offers an employee share purchase plan to its employees. Under the terms of the plan, the Company contributes an amount equal to 60% of the eligible employee’s contribution towards the acquisition of common shares from treasury on a quarterly basis. Under this plan, no employee shall acquire common shares which exceed 10% of the issued and outstanding common shares of the issuer at the time of the purchase of the common shares.

2023 Bought Deal Financing

On March 2, 2023, the Company completed a public offering on a bought deal basis issuing 7,841,850 units at a price of $6.60 per unit for aggregate gross proceeds of $51.8 million (the “Bought Deal Financing”). Each unit is comprised of one common share and one warrant, with each warrant entitling the holder to purchase one additional common share at a price of $8.55 per common share for a period of 3 years following the closing date of the Bought Deal Financing. The fair value of the warrants issued was evaluated using the residual method and were valued at $6.2 million. Share issue expense related to the Bought Deal Financing amounted to $3.4 million allocated against the common shares and warrants issued

Participation Agreement with Williams Lake First Nation

In 2023, the Company issued 60,000 common shares in accordance with the terms of a participation agreements with Williams Lake First Nation relating to the Company’s Cariboo Gold Project. The fair value of the common shares issued is calculated with reference to the share price of the Company’s common shares.

2022 Brokered private placement

On March 2, 2022, the Company completed a brokered private placement issuing 9,525,850 brokered units at a price of $4.45 for gross proceeds of $42.4 million (the “Brokered Units”) and 13,732,900 brokered subscription receipts at a price of $4.45 for gross escrowed proceeds of $61.1 million (the “Brokered Subscription Receipts” and together with the Brokered Units, the “Brokered Private Placement”), on a pre-share consolidation basis.  Each Brokered Unit is comprised of one common share and one warrant, with each warrant entitling the holder to purchase one additional common share at a price of $22.80 ($7.60 pre-share consolidation) per common share for a period of 5 years following the closing date of the Brokered Private Placement. On May 30, 2022, Brokered Subscription Receipt holders received one Brokered Unit for each Brokered Subscription Receipt, upon the Company satisfying all conditions precedent to the Tintic acquisition (the “Brokered Escrow Release Condition”). Total common share and warrants issued under the Brokered Private Placement on a post share consolidation basis amount each to 7,752,917. Issuance costs related to the Brokered Units issued amounted to $3.5 million and have been allocated against the common shares and warrants issued.  The fair value of the warrants issued was evaluated using the residual method and were valued at $1.6 million, net of issuance costs.

2022 Non-Brokered private placements

The Company completed three tranches of a non-brokered private placement, issuing non-brokered subscription receipts at a price of US$3.50 (“Non-Brokered Subscription Receipts”) (i) the first tranche closed on March 4, 2022 issuing 24,215,099 Non-Brokered Subscription Receipts for gross proceeds of US$84.8 million (CA$108 million) (ii) the second tranche closing on March 29, 2022 issuing 9,365,689 Non-Brokered Subscription Receipts for gross proceeds of US$32.8 million (CA$41.8 million), and (iii) the third tranche closing on April 21, 2022 issuing 512,980 Non-Brokered Subscription Receipts for gross proceeds of US$1.8 million (CA$2.3 million) (collectively, the “Non-Brokered Private Placement”), on a pre-share consolidation basis.

On May 27, 2022, each Non-Brokered Subscription Receipt holder received one Unit, upon the listing of Osisko Development’s common shares on the NYSE (the “Non-Brokered Escrow Release Condition”).  Each Unit is comprised of one common share and one common share purchase warrant, with each warrant entitling the holder to purchase one additional common share at a price of USD$18.00 (USD$6.00 pre-share consolidation) per common share for a period of 5 years from the date of issue (“Unit”).  Total common share and warrants issued under the Non-Brokered Private Placement on a post share consolidation basis amount each to 11,363,933.

These warrants include an embedded derivative as they are exercisable in U.S. dollars and, therefore, fail the “fixed for fixed” requirements prescribed in IAS 32 Financial Instruments: presentation. As a result, they are classified as a liability and measured at fair value. Their value was estimated at $39.8 million on the issue date using the Black-Scholes model and they are presented as a non-current liability on the consolidated statement of financial position. The liability is revalued at its estimated fair value using the Black-Scholes model at the end of each reporting period, and the variation in the fair value is recognized on the consolidated statements of loss (Note 19). All securities issued under the Non-brokered Private Placement were subject to a hold period expiring four months and one day from the closing date.

Issuance costs allocated to common shares amounted to $2.8 million. For the year ended December 31, 2022, the Company recorded in other income in the consolidated statement of loss $1 million of issuance costs allocated to the warrants.

Warrants

The following table summarizes the Company’s movements for the warrants outstanding:

	2023		2022
		Weighted		Weighted
	Number of	average	Number of	average
	Warrants	exercise price	Warrants	exercise price
		$		$
Balance – Beginning of year	24,046,640	17.86	4,929,791	30.00
Issued – Brokered private placement	—	—	7,752,916	22.80
Issued – Non-brokered private placement(i)	—	—	11,363,933	13.53
Issued – Bought deal financing(ii)	7,841,850	8.55	—	—
Warrants expired	(4,929,791)	30.00	—	—
Balance – End of year	26,958,699	12.93	24,046,640	17.86

The outstanding warrants have the following a maturity dates and exercise terms:

Tranche	Warrant CUSIP	Maturity	Number of Warrants	Exercise Price(ii)		Conversion
2022 Brokered private placement	68828E221	02-Mar-27	7,752,916		$14.75	Each one warrant entitling the holder thereof to purchase one common share of the Company
2022 Non-brokered private placement	68828E239	27-May-27	11,363,933	US$	10.70	Each one warrant entitling the holder thereof to purchase one common share of the Company
2023 Bought deal financing	68828E262	02-Mar-26	7,841,850		$8.55	Each one warrant entitling the holder thereof to purchase one common share of the Company

(i)	Exercise price of warrants issued in non-brokered private placement is in USD.
(ii)	On March 17, 2023, the Company received the required approvals to reduce the exercise price of the common share purchase warrants issued in 2022 under the brokered and non-brokered private placements. The exercise price to purchase one additional common share was reduced from $22.80 to $14.75 for the brokered private placement and from US$18.00 to US$10.70 for the non-brokered private placements. The increase in fair value of the amended share purchase warrants classified as equity instruments was estimated to $4.5 million and recorded directly in the Deficit, considering the fair value of the original warrants left at the date of the modification, using the Black-Scholes option pricing model based on the following assumptions:

Dividend per share	—
Expected volatility	66%
Risk-free interest rate	2.9%
Expected life	4 years
Share price	$6.20

Capital management

The Company’s objective in managing capital is to safeguard the Company’s ability to continue as a going concern, to maintain a flexible capital structure which optimizes cost of capital at acceptable risk, and to provide reasonable returns to shareholders. The Company manages its capital structure and makes adjustments to is, based on the funds available to the Company in order to support the acquisition, exploration and development of mineral properties. The Company defines capital as long-term debt and total equity. In order to maintain or adjust capital structure, the Company may issue new shares, enter into new debt agreement (Note 34) or sell assets to improve working capital. Capital is managed by the Company’s management and governed by the Board of Directors.

	2023	2022
	($)	($)
Long-term debt(i)	16,923	16,919
Total equity	585,188	730,434
Balance – End of year	602,111	747,353

(i)	Excluding the additional available credit facility entered in by the Company on March 1, 2024 (Note 34).

There were no changes in the Company’s approach to capital management during the year ended December 31, 2023, compared to prior year. The Company is not subject to material externally imposed capital requirements.